Securities and other financial assets, net (Details 8) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity Instrument at FVOCI	$ 21,798	$ 16,733
Equity investments [member]
Equity Instrument at FVOCI	$ 6,273	$ 8,402